GOODWILL - Narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 13,016	$ 9,490	$ 13,670	$ 9,490
Columbia
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 10,082	$ 7,351	$ 10,588	$ 7,351